Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	CRA INTERNATIONAL, INC.
Entity Incorporation, State or Country Code	MA
Entity File Number	000-24049
Entity Tax Identification Number	04-2372210
Entity Address, Address Line One	200 Clarendon Street,
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	(617)
Local Phone Number	425-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	CRAI
Security Exchange Name	NASDAQ
Entity Central Index Key	0001053706
Amendment Flag	false
Entity Emerging Growth Company	false